Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions With Related Parties [Abstract]
Schedule Of Revenues, Expenses And Reimbursements From Affiliates

	Year Ended December 31,
	2012	2011	2010
Operating revenues	$114	$131	$105
Operating expenses	35	18	21
Reimbursements of operating expenses	1	2	—	(1)
(1) Amount was less than $1 million.